Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended		40 Months Ended	42 Months Ended	52 Months Ended
		Jan. 22, 2024	Feb. 01, 2023	Mar. 30, 2022	Mar. 31, 2024	Jul. 31, 2022	Jun. 30, 2024	Jul. 31, 2023	Sep. 30, 2024	Dec. 31, 2024	Jul. 31, 2026	Mar. 31, 2025	Jul. 31, 2023	Jun. 30, 2025	Jul. 31, 2024	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jul. 31, 2024	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
C000230413
Account Value [Line Items]
Line Graph and Table Measure Name											Diversified Equity Fund
Accumulated Value				$ 10,000		$ 8,862							$ 9,692						$ 11,494				$ 12,464		$ 14,972
C000230415
Account Value [Line Items]
Line Graph and Table Measure Name											Enhanced Fixed Income Fund
Accumulated Value			$ 10,000					$ 10,042							$ 10,893							$ 11,659		$ 12,342
C000230414
Account Value [Line Items]
Line Graph and Table Measure Name											Core Fixed Income Fund
Accumulated Value		$ 10,000			$ 10,010		$ 10,014		$ 10,539	$ 10,203		$ 10,474		$ 10,589		$ 10,798	$ 10,889	$ 10,889		$ 10,954	$ 10,801
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]										S&P 500 Index (USD) (TR)
Accumulated Value				$ 10,000		$ 9,021							$ 10,195						$ 12,453				$ 14,486		$ 17,321
Bloomberg Global Aggregate Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]										Bloomberg Global Aggregate Index (USD) (TR)
Accumulated Value			10,000					9,833							10,128							10,573		10,742
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]										Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		$ 10,000			$ 10,039		$ 10,046		$ 10,568	$ 10,244		$ 10,529		$ 10,656		$ 10,873	$ 10,992	$ 10,987		$ 11,060	$ 10,916
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	[4]										50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Accumulated Value			$ 10,000					$ 10,232							$ 11,268							$ 12,275		$ 13,124

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	EMBI – Emerging Markets Bond Index